Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	€ 98,063	€ 111,950
Prepayments and other receivables	1,987	1,866
Social securities and other taxes	998	850
Total current assets	101,048	114,666
Property, plant and equipment	2,291	2,440
Investments in associates	295	429
Total assets	103,634	117,535
Equity
Equity attributable to owners of the Company	81,869	94,329
Non-controlling interests	(519)	(496)
Total equity	81,350	93,833
Current liabilities
Borrowings	519	343
Lease liabilities	306	508
Trade payables	578	445
Current income tax liability	65	64
Social securities and other taxes	18	108
Pension premiums	21	2
Deferred income	557	711
Other current liabilities	7,089	8,812
Total current liabilities	9,153	10,993
Borrowings	13,131	12,709
Total liabilities	22,284	23,702
Total equity and liabilities	€ 103,634	€ 117,535